Schedule H, Line 4i – Schedule of Assets - Narrative (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	52-1616016
Plan number	001